SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis (USD $)	Oct. 31, 2014	Oct. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation	$ 3,236,281
Derivative liability		540,000
Global Depository Receipts [Member] | Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		4,197,341
Total financial assets		4,501,011
Global Depository Receipts [Member] | Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets
Global Depository Receipts [Member] | Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets
Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		4,197,341
Total financial assets		4,501,011
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	155,964	303,670
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets	155,964
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation
Derivative liability
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	2,500,000
Total financial assets	2,500,000
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation
Derivative liability
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation	3,236,281
Derivative liability		540,000
Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	155,964	303,670
Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	2,500,000
Total financial assets	$ 2,655,964